Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($)		1 Months Ended	12 Months Ended
		Mar. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year (in shares)			17,293,000	18,540,000	18,878,000
Granted (in shares)	[1]		(2,411,000)	(1,597,000)	(736,000)
Cancelled/expired/forfeited (in shares)			222,000	350,000	398,000
Outstanding number of shares available for issuance at the end of the year (in shares)			15,104,000	17,293,000	18,540,000	18,878,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)			$ 46.35	$ 58.43	$ 103.46
Cash received from the exercise of stock option			$ 275,000	$ 781,000	$ 2,285,000
2014 Plan
Number of shares available for issuance
Addition (in shares)		1,000,000.0
Stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)			184,000	437,000	2,587,000
Exercised (in shares)			(95,000)	(248,000)	(2,122,000)
Cancelled/expired/forfeited (in shares)				(5,000)	(28,000)
Outstanding at the end of the year (in shares)			89,000	184,000	437,000	2,587,000
Vested and expected to vest at the end of the year (in shares)			89,000	184,000
Exercisable at the end of the year (in shares)			89,000	184,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)			$ 3.45	$ 3.24	$ 1.41
Exercised (in dollars per share)			3.41	3.14	1.04
Cancelled/expired/forfeited (in dollars per share)				1.16	0.68
Outstanding at the end of the year (in dollars per share)			3.49	3.45	$ 3.24	$ 1.41
Vested and expected to vest at the end of the year (in dollars per share)			3.49	3.45
Exercisable at the end of the year (in dollars per share)			$ 3.49	$ 3.45
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year			8 months 12 days	1 year 6 months	2 years	1 year 7 months 6 days
Vested and expected to vest at the end of the year			8 months 12 days	1 year 6 months
Exercisable at the end of the year			8 months 12 days	1 year 6 months
Aggregate Intrinsic Value
Outstanding at the end of the year			$ 3,799,000	$ 10,089,000	$ 43,800,000	$ 101,403,000
Vested and expected to vest at the end of the year			3,799,000	10,089,000
Exercisable at the end of the year			3,799,000	10,089,000
Total intrinsic value of options exercised			4,200,000	25,600,000	135,200,000
Cash received from the exercise of stock option			300,000	$ 800,000	$ 2,300,000
Unrecognized compensation cost			$ 0
Stock options | 2014 Plan
Number of shares available for issuance
Granted (in shares)			0	0	0
Restricted share units | 2014 Plan
Number of shares available for issuance
Restricted shares units granted (in shares)			2,400,000	1,600,000	700,000

[1]	For the years ended December 31, 2017, 2018 and 2019, 0.7 million, 1.6 million and 2.4 million restricted share units were granted under the 2014 Plan, respectively. No options were granted for the three-year period ended December 31, 2019.